Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Estimated Future Principal Payments under Initial Term Loan	Estimated future principal payments under the Initial Term Loan are as follows:

Years Ending December 31,
2013	$—
2014	1,875
2015	2,500
2016	625
2017	—
Thereafter	—

Total	$5,000